Note 7 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
7.	GOODWILL AND INTANGIBLE ASSETS

Goodwill totaled
$15.1
million for both years ended
December
31,
2018,
and
2017.
Core deposit intangible carrying amount was
$2.4
million and
$2.7
million for the years ended
December
31,
2018,
and
2017,
respectively. Core deposit accumulated amortization was
$1.0
million and
$692,000
for the years ended
December
31,
2018,
and
2017.

Core deposit intangible assets are amortized to their estimated residual values over their expected useful lives, commonly of ten
 years. Amortization expense totaled
$352,000
and
$374,000
in
2018
and
2017,
respectively. The estimated aggregate future amortization expense for core deposit intangible assets as of
December
31,
2018
is as follows:

2019	$341
2020	332
2021	321
2022	309
2023	296
Thereafter	798
Total	$2,397